Significant transactions	6 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
Significant transactions	Significant transactions
Significant transactions in the six months ended June 30, 2019
Completion of Spin-Off from Novartis through a dividend in kind distribution to Novartis shareholders
The Spin-Off was executed on April 9, 2019 as described in Note 1. The below transactions occurred in April 2019, immediately preceding the Spin-Off.

On April 2, 2019, Alcon borrowed $3.2 billion against the bridge and other term loans which were executed on March 6, 2019 and are described in the Form 20-F and Note 8 of these Condensed Consolidated Interim Financial Statements. These borrowings increased the Company's third party financial debts to $3.5 billion. Through a series of intercompany transactions, Alcon legal entities then paid approximately $3.1 billion in cash to Novartis and its affiliates prior to the Spin-Off, decreasing Alcon's net assets to approximately $20.0 billion at the date of Spin-Off.

Surgical-Acquisition of PowerVision, Inc.
On March 13, 2019, Alcon acquired 100% of the outstanding shares and equity of PowerVision, Inc. ("PowerVision"), a privately-held, US-based company focused on developing accommodative, implantable intraocular lenses. This technology allows the intraocular lens to respond to natural muscular movements in the eye to alter shape and focus. The PowerVision acquisition was executed as part of Alcon's commitment to innovation in advanced technology intraocular lenses ("AT-IOLs").
The fair value of the total purchase consideration was $424 million. This amount consisted of an initial cash payment of $289 million and the fair value of the probability weighted contingent consideration of $135 million due to PowerVision shareholders, which they are eligible to receive upon the achievement of specified regulatory and commercialization milestones. The preliminary purchase price allocation resulted in net identifiable assets of $418 million, which consisted of In-process research & development intangible assets of $505 million, a net deferred tax liability of $93 million, other net assets of $6 million. Goodwill of $6 million was also recognized which is attributable to the assembled workforce. Cash paid for the acquisition, net of cash acquired, was $283 million. The 2019 results of operations since the date of acquisition and transaction costs for the acquisition were not material.
Significant transactions in 2018
Surgical-Acquisition of TrueVision Systems, Inc.
On December 19, 2018, Alcon acquired 100% of the outstanding shares and equity of TrueVision Systems, Inc. ("TrueVision"), a privately held US based company. TrueVision developed the 3D scope technology currently used in the commercially marketed Alcon product NGENUITY. This technology allows retina surgery specialists to have a 3D visualization of the back of the eye with greater depth and detail than traditional microscopes.

The fair value of the total purchase consideration amounted to $146 million. This amount consists of an initial cash payment of $110 million and the fair value of the probability weighted contingent consideration of $36 million due to TrueVision shareholders, which they are eligible to receive upon the achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of $144 million, which consisted of intangible assets of $172 million, net deferred tax liability of $29 million and other net assets of $1 million. Goodwill of $2 million was also recognized which is attributable to the assembled workforce. The 2018 results of operations following the date of acquisition were not material.

Vision Care-Acquisition of Tear Film Innovations, Inc.
On December 17, 2018, Alcon acquired 100% of the outstanding shares and equity of Tear Film Innovations, Inc. ("Tear Film"), a privately held US based company. Tear Film is the manufacturer of the iLux® Device, an innovative therapeutic device used to treat Meibomian Gland Dysfunction, a leading cause of dry eye. The fair value of the total purchase consideration amounted to $145 million. This amount consists of an initial cash payment of $79 million and the fair value of the probability weighted contingent consideration of $66 million due to Tear Film previous owners, which they are eligible to receive upon the achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of $143 million, which consisted of intangible assets of $174 million, net deferred tax liability of $37 million, cash of $5 million and other net assets of $1 million. Goodwill of $2 million was also recognized which is attributable to the assembled workforce. The 2018 results of operations following the date of acquisition were not material.